SUBSEQUENT EVENTS (Details) - AusNet Services Ltd - Brookfield Infrastructure $ in Billions	Feb. 15, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Effective Ownership Interest (%)	10.00%
Consideration transferred, acquisition-date fair value	$ 0.5